UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	2/29/2016

Item  1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential California Muni Income Fund

SEMIANNUAL REPORT	FEBRUARY 29, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential California Muni Income Fund informative and useful. The report covers performance for the six-month period that ended February 29, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential California Muni Income Fund

April 15, 2016

Prudential California Muni Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/29/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	3.54	3.47	34.83	56.47
Class B	3.41	3.21	33.16	52.62
Class C	3.16	2.71	29.92	47.07
Class Z	3.57	3.73	36.56	60.57
Barclays Municipal Bond Index	3.62	3.95	30.41	59.17
Lipper California (CA) Municipal Debt Funds Average	3.87	4.01	39.19	53.54

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)
Class A		–0.32	5.48	4.29
Class B		–1.42	5.92	4.45
Class C		2.07	5.56	4.07
Class Z		4.01	6.62	4.98
Barclays Municipal Bond Index		3.98	5.59	4.86
Lipper California (CA) Municipal Debt Funds Average		4.34	7.08	4.52

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	4.00% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	.50%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays Municipal Bond Index—The Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper California (CA) Municipal Debt Funds Average—The Lipper California Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper California Municipal Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential California Muni Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/16 (%)
AAA	11.4
AA	45.9
A	22.9
BBB	7.9
BB	1.6
B	3.5
CCC	0.7
CC	0.2
Not Rated	4.7
Cash/Cash Equivalents	1.2
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/29/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			38.8%	43.4%		38.8%	43.4%
Class A	0.20	1.46	2.72	2.94	1.46	2.72	2.94
Class B	0.18	1.27	2.37	2.56	1.27	2.37	2.56
Class C	0.16	0.77	1.43	1.55	0.77	1.43	1.55
Class Z	0.21	1.76	3.28	3.55	1.76	3.28	3.55

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2015, at the beginning of the period, and held through the six-month period ended February 29, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential California Muni Income Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential California Muni Income Fund		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,035.40	0.94%	$4.76
	Hypothetical	$1,000.00	$1,020.19	0.94%	$4.72
Class B	Actual	$1,000.00	$1,034.10	1.19%	$6.02
	Hypothetical	$1,000.00	$1,018.95	1.19%	$5.97
Class C	Actual	$1,000.00	$1,031.60	1.69%	$8.54
	Hypothetical	$1,000.00	$1,016.46	1.69%	$8.47
Class Z	Actual	$1,000.00	$1,035.70	0.69%	$3.49
	Hypothetical	$1,000.00	$1,021.43	0.69%	$3.47

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six month period ended February 29, 2016, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 29, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.94	0.94
B	1.19	1.19
C	1.69	1.69
Z	0.69	0.69

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential California Muni Income Fund	9

Portfolio of Investments (unaudited)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.5%

MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$541,913
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare	6.250	08/01/39	1,000	1,159,680
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare, Ser. A	5.000	08/01/43	2,000	2,277,180
Anaheim Calif. Pub. Fin. Auth. Rev., Ser. A, Rfdg.	5.000	05/01/39	1,000	1,147,080
Bay Area Toll Auth. Rev., Ser. F-1, Rfgd.	5.000	04/01/54	1,000	1,141,130
California Cnty. Tob. Securitization Agy., Rev., Tob. Conv. Bonds, LA Cnty. (Converted to Fixed on 12/01/10)	5.250	06/01/21	1,470	1,493,329
California Cnty. Tob. Securitization Corp., Rev., Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100	06/01/28	1,035	1,034,917
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	5.125	10/01/40	1,000	1,117,440
California Hlth. Facs. Fing. Auth. Rev., Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,217,220
California Hlth. Facs. Fing. Auth. Rev., Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(a)	6.000	02/01/32	1,000	1,195,880
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Childrens Hosp., Ser. A	5.000	08/15/43	1,000	1,145,250
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. B	5.500	10/01/39	1,500	1,706,595
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(a)	6.500	10/01/38	20	22,951
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C, Unrefunded Balance (Pre-refunded date 10/01/18)(a)	6.500	10/01/38	980	1,124,609
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A	5.000	11/15/40	1,000	1,126,010
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	5.000	11/15/36	1,200	1,351,032
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750	07/01/39	1,000	1,143,160
California Hlth. Facs. Fing. Auth. Rev., Stanford Healthcare, Ser. A	5.000	08/15/54	1,000	1,146,020
California Hlth. Facs. Fing. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500	11/15/40	500	601,770
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. A	5.000	11/15/46	1,500	1,736,460

See Notes to Financial Statements.

Prudential California Muni Income Fund	11

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. A, Rfdg.	5.000%	08/15/43	1,500	$1,734,795
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. D, Rfdg.	5.250	08/15/31	1,000	1,190,140
California Infrast. & Econ. Dev. Bk. Rev., Academy Motion Picture Art, Rfdg.	4.000	11/01/45	2,000	2,063,820
California Infrast. & Econ. Dev. Bk. Rev., Walt. Dis. Fam. Musm., Walt & Lilly Disney	5.250	02/01/38	2,000	2,150,760
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	5.250	06/01/26	1,100	1,104,213
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,384,063
California Sch. Fin. Auth. Rev., Alliance Clg.-Ready Pub. Schs., 144A	5.000	07/01/45	1,000	1,071,600
California Sch. Fin. Auth. Rev., Aspire Pub. Schs., Rfgd.	5.000	08/01/46	1,000	1,106,790
California Sch. Fin. Auth. Rev., Green Dot Pub. Sch. Proj., Ser. A	5.000	08/01/45	610	652,529
California Sch. Fin. Auth. Sch. Facs. Rev., Kipp. LA. Proj., Ser A., 144A	5.000	07/01/45	1,000	1,081,290
California Sch. Fin. Auth. Sch. Rev., Aspire Pub. Schs., Ser. A, Rfgd., 144A	5.000	08/01/40	1,000	1,114,220
California St., GO	5.000	03/01/45	2,000	2,329,060
California St., GO	5.000	08/01/45	1,500	1,756,695
California St., GO	5.250	11/01/40	750	874,958
California St., Unrefunded Balance, GO	5.500	04/01/30	5	5,022
California St., Var. Purp., GO	5.000	10/01/29	1,500	1,699,620
California St., Var. Purp., GO	5.000	09/01/41	5,000	5,755,800
California St., Var. Purp., GO	5.000	10/01/41	1,250	1,441,625
California St., Var. Purp., GO	5.250	04/01/35	1,250	1,473,925
California St., Var. Purp., GO	5.500	11/01/39	1,000	1,146,620
California St., Var. Purp., GO	5.500	03/01/40	2,000	2,314,940
California St., Var. Purp., GO	6.000	03/01/33	2,750	3,263,535
California St., Var. Purp., GO	6.000	04/01/38	3,000	3,445,200
California St., Var. Purp., GO	6.000	11/01/39	1,500	1,762,020
California St. Dept. Wtr. Res. Rev., Wtr. Sys., Ser. AF (Pre-refunded date 12/01/18)(a)	5.000	12/01/29	875	977,279
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	5.000	12/01/31	1,000	1,185,610
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. G-1	5.750	10/01/30	750	875,198
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Sub. Ser. I-1	6.375	11/01/34	750	898,883

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
California St. Univ. Rev., Ser. A, Systemwide	5.000%	11/01/37	1,250	$1,453,387
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250	11/01/44	250	257,440
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev.	6.000	07/01/30	1,000	1,140,500
California Statewide Cmntys. Dev. Auth. Rev., Beverly Cmnty. Hospital Asset	5.000	02/01/45	1,500	1,672,845
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	5.000	11/01/40	1,000	1,104,450
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr.	5.250	12/01/44	1,000	1,080,760
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	5.000	12/01/34	2,000	2,249,560
California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes	7.250	11/15/41	500	580,755
California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, CABS	5.230(b)	09/01/22	2,020	1,443,734
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000	08/15/42	2,000	2,393,640
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875	01/01/34	1,000	1,153,500
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	5.250	10/01/27	1,540	1,541,863
Chula Vista Muni. Fing. Auth. Rev., Rfgd.	5.000	09/01/21	500	581,880
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfgd.	5.000	05/15/36	1,250	1,350,050
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000	09/01/24	2,000	2,008,100
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfgd.	5.000	09/01/34	500	566,685
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000	08/01/40	1,250	1,447,512
Golden St. Tob. Securitization Corp. Rev., Asset-Bkd., Sr., Ser. A-1	4.500	06/01/27	4,120	4,133,225
Golden St. Tob. Securitization Corp. Rev., Ser. A, Conv., CABS, AMBAC (Converted to Fixed on 06/01/10)	4.600	06/01/23	3,000	3,213,060
Golden St. Tob. Securitization Corp. Tob. Settlement Rev., Asset Bkd., Ser. A-1	5.750	06/01/47	1,000	960,030
Golden West Sch. Fing. Auth. Rev., Ser. A., CABS, NATL, Rfdg.	2.170(b)	02/01/19	2,110	1,981,311
Guam Gov’t. Bus. Privilege Tax Rev., Ser. D, Rfdg.	5.000	11/15/39	750	841,253
Guam Gov’t. Ltd. Oblig. Rev., Section 30, Ser. A	5.750	12/01/34	500	555,795
Guam Gov’t. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/35	500	556,875

See Notes to Financial Statements.

Prudential California Muni Income Fund	13

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Guam Gov’t. Wtrwrks. Auth. Rev.	5.000%	01/01/46	1,000	$1,119,920
Guam Intl. Arpt. Auth. Rev., AMT, Ser. C	6.375	10/01/43	500	587,955
Inland Vly. Dev. Agcy., Ser. A, Ser. A, Rfdg.	5.000	09/01/44	500	557,510
Jurupa Pub. Fing. Auth., Ser. A, Rfdg.	5.000	09/01/42	1,250	1,394,687
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	2.470(b)	08/01/23	2,000	1,666,360
Lincoln Calif. Pub. Fing. Auth. Rev., Twelve Bridges Sub. Dist., Ser. B	6.000	09/02/27	1,000	1,172,300
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.000	11/15/35	2,350	2,752,978
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.250	11/15/19	580	648,225
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500	11/15/30	1,285	1,583,480
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500	11/15/32	440	546,163
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500	11/15/37	1,315	1,650,154
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	6.000	05/15/19	3,000	3,480,090
Long Beach Marina Sys. Rev.	5.000	05/15/45	1,000	1,099,820
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO (Pre-refunded date 08/01/19)(a)	6.000	08/01/33	2,000	2,353,100
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	5.000	05/15/34	1,000	1,125,190
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000	05/15/38	2,500	2,823,675
Los Angeles Calif. Dept. Arpts. Rev., Ser. C, Rfdg.	5.000	05/15/38	1,000	1,173,060
Los Angeles Cnty. Regional Fing. Auth., Montecedro, Inc. Proj., Ser. A	5.000	11/15/44	1,250	1,421,237
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000	07/01/39	1,000	1,103,960
Los Angeles Dept. of Wtr. & Pwr. Sys., Ser. B	5.000	07/01/34	2,500	2,960,775
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	5.375	07/01/38	1,530	1,708,199
M-S-R Energy Auth. Calif., Ser. A	6.500	11/01/39	1,000	1,395,530
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	5.750	08/10/18	1,650	1,768,635
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	5.750	07/01/21	1,940	2,280,354
Northern Calif. Transmission Agcy., Calif.-Oregon Proj., Ser. A, Rfgd.	5.000	05/01/39	750	888,255
Orange Cnty. Cmnty. Facs. Dist., No. 2015-1 Esencia Vlg., Ser. A	5.250	08/15/45	1,000	1,146,300
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,196,640
Palomar Pomerado Healthcare Dist. Calif., COP	6.000	11/01/41	1,200	1,278,636

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	3.790%(b)	08/01/26	1,375	$929,266
Pittsburg Redev. Agy. Tax Alloc., Sub., Ser. A, Rfgd.	5.000	09/01/29	1,750	2,105,967
Port of Oakland, AMT, Inter. Lien, Ser. A, NATL, Rfdg.	5.000	11/01/29	3,000	3,180,810
Port of Oakland, AMT, Ser. O, Rfdg.	5.125	05/01/30	1,000	1,131,340
Port of Oakland, AMT, Sr. Lien., Ser. P, Rfdg.	5.000	05/01/33	1,750	1,966,772
Poway Uni. Sch. Dist. Pub. Fing. Auth., Ser. A, Rfdg.	5.000	09/01/35	1,000	1,138,320
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750	07/01/37	390	266,206
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000	07/01/47	325	221,410
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, GO, Rfdg.	5.500	07/01/39	1,000	622,560
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., First Sub., Ser. A	6.000	08/01/42	980	410,385
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Sr. Lien, Ser. C	5.250	08/01/40	750	466,928
Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area, AGM	5.000	09/01/32	450	525,951
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(a)	6.368	07/01/22	60	71,223
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(a)(c)(d)	11.965(e)	07/01/22	1,590	2,184,819
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500	10/01/40	1,000	1,173,440
Riverside Cnty. Infrast. Fing. Auth. Rev., Ser. A, Rfdg.	4.000	11/01/37	1,250	1,310,288
Riverside Cnty. Pub. Fing. Auth., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,175,700
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750	06/01/44	500	576,000
Roseville Calif. Spl. Tax., WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs. Rfdg.	5.000	09/01/37	500	552,255
Sacramento City Fing. Auth., Ser. B, CABS, NATL	1.190(b)	11/01/17	5,695	5,583,378
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL	0.808(e)	12/01/35	1,000	926,750
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	500	612,165
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	655,840
San Diego Cmnty. College Dist., Election of 2006, GO	5.000	08/01/41	1,500	1,744,575
San Diego Cnty. Regl. Arpt. Auth., AMT, Sr. Ser. B	5.000	07/01/43	2,000	2,213,040
San Diego Pub. Facs. Fing. Auth., Cap. Impt. Projs., Ser. A	5.000	10/15/44	1,000	1,167,040
San Diego Redev. Agy. Tax Alloc., North Bay Redev.	5.875	09/01/29	3,000	3,000,960
San Diego Regl. Bldg. Auth., Lease Rev., Cnty. Operations Ctr. & Annex, Ser. A	5.375	02/01/36	1,000	1,131,710

See Notes to Financial Statements.

Prudential California Muni Income Fund	15

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, NATL	6.000%	07/01/19	1,000	$1,171,700
San Francisco Calif. City & Cnty. Redev. Fing. Auth., Tax Alloc. Mission Bay North Redev., Ser. C	6.500	08/01/39	1,000	1,144,010
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A	5.250	05/01/33	500	578,025
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A, Rfdg.	5.000	05/01/31	1,000	1,135,400
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. C, Rfdg.	5.000	05/01/25	1,555	1,809,429
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. F, Rfdg.	5.000	05/01/28	1,000	1,157,180
San Francisco City & Cnty. Airports Commission, AMT, Ser. A	5.000	05/01/44	2,000	2,232,600
San Jose Calif., Library & Park Proj., GO	5.000	09/01/33	2,200	2,250,424
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	5.500	08/01/35	1,000	1,132,450
San Jose Evergreen Cmnty. College Dist. Election of 2004, Ser. B, AGM, CABS, GO	0.730(b)	09/01/17	1,000	989,080
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500	09/01/25	2,160	2,166,286
San Mateo Cnty. Calif., Jt. Pwrs. Fing. Auth., Ser. A	5.000	07/15/33	1,000	1,101,830
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	325	369,704
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	3.240(b)	08/01/29	1,250	812,000
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL, CABS	2.820(b)	08/01/28	1,055	744,735
South Bayside Wste. Mgmt. Auth. Calif., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000	09/01/36	500	573,170
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, AMBAC, ETM, CABS, Rfdg.(a)	0.500(b)	07/01/16	7,415	7,402,469
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250	10/01/40	700	870,282
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A	4.750	06/01/23	2,695	2,695,296
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	6.000	06/01/22	2,000	2,031,180
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625	01/01/29	1,000	1,129,420
University of Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(a)	5.750	05/15/34	1,250	1,447,812
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	6.750	10/01/37	250	280,903
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	5.000	10/01/34	1,000	1,101,840

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Walnut Energy Center Auth. Rev., Rfdg.	5.000%	01/01/34	1,000	$1,172,300

TOTAL INVESTMENTS 97.5% (cost $202,573,177)(Note 5)				220,985,857
Other assets in excess of liabilities 2.5%				5,669,470

NET ASSETS 100.0%				$226,655,327

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

COP—Certificates of Participation

ETM—Escrowed to Maturity

GO—General Obligation

IDB—Industrial Development Bond

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Population Control Revenue

RIBS—Residual Interest Bonds

SAVRS—Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(b)	Represents zero coupon. Rate quoted represents effective yield at February 29, 2016.
(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 29, 2016.
(d)	Indicates a security that has been deemed illiquid.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential California Muni Income Fund	17

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$220,985,857	$—

Total	$—	$220,985,857	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2016 were as follows:

General Obligation	18.9%
Health Care	14.3
Special Tax/Assessment District	13.9
Transportation	12.7
Power	8.9
Education	8.3
Water & Sewer	6.0
Tobacco	6.0
Lease Backed Certificate of Participation	4.6
Other Muni	1.9%
Corporate Backed IDB & PCR	1.1
Revenue Bonds	0.6
Solid Waste/Resource Recovery	0.3

97.5
Other assets in excess of liabilities	2.5

100.0%

See Notes to Financial Statements.

18

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	FEBRUARY 29, 2016

Prudential California Muni Income Fund

Statement of Assets & Liabilities (unaudited)

as of February 29, 2016

Assets
Unaffiliated investments (cost $202,573,177)	$220,985,857
Cash	4,331,072
Interest receivable	2,617,979
Receivable for Fund shares sold	400,806
Prepaid expenses	1,106

Total Assets	228,336,820

Liabilities
Payable for investments purchased	890,430
Payable for Fund shares reacquired	390,899
Dividends payable	154,502
Accrued expenses	93,258
Management fee payable	89,079
Distribution fee payable	55,023
Deferred trustees’ fees	5,472
Affiliated transfer agent fee payable	2,830

Total Liabilities	1,681,493

Net Assets	$226,655,327

Net assets were comprised of:
Shares of beneficial interest, at par	$207,613
Paid-in capital in excess of par	209,745,047

209,952,660
Undistributed net investment income	432,487
Accumulated net realized loss on investment transactions	(2,142,500)
Net unrealized appreciation on investments	18,412,680

Net assets, February 29, 2016	$226,655,327

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share ($131,052,920 ÷ 12,006,576 shares of beneficial interest issued and outstanding)	$10.92
Maximum sales charge (4.00% of offering price)	0.46

Maximum offering price to public	$11.38

Class B
Net asset value, offering price and redemption price per share ($5,160,480 ÷ 472,693 shares of beneficial interest issued and outstanding)	$10.92

Class C
Net asset value, offering price and redemption price per share ($35,120,813 ÷ 3,216,953 shares of beneficial interest issued and outstanding)	$10.92

Class Z
Net asset value, offering price and redemption price per share ($55,321,114 ÷ 5,065,069 shares of beneficial interest issued and outstanding)	$10.92

See Notes to Financial Statements.

Prudential California Muni Income Fund	21

Statement of Operations (unaudited)

Six Months Ended February 29, 2016

Net Investment Income
Income
Interest income	$5,019,890

Expenses
Management fee	541,638
Distribution fee—Class A	160,456
Distribution fee—Class B	12,639
Distribution fee—Class C	154,812
Transfer agent’s fees and expenses (including affiliated expense of $9,300)	59,000
Custodian and accounting fees	41,000
Registration fees	40,000
Audit fee	17,000
Shareholders’ reports	16,000
Legal fees and expenses	15,000
Trustees’ fees	9,000
Insurance expenses	1,000
Miscellaneous	8,769

Total expenses	1,076,314
Less: Custodian fee credit	(2,540)

Net expenses	1,073,774

Net investment income	3,946,116

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	873,532
Net change in unrealized appreciation on investments	2,576,309

Net gain on investment transactions	3,449,841

Net Increase In Net Assets Resulting From Operations	$7,395,957

See Notes to Financial Statements.

22

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2016	Year Ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$3,946,116	$8,245,206
Net realized gain on investment transactions	873,532	75,717
Net change in unrealized appreciation (depreciation) on investments	2,576,309	(3,070,175)

Net increase in net assets resulting from operations	7,395,957	5,250,748

Dividends from net investment income (Note 1)
Class A	(2,367,343)	(5,474,340)
Class B	(86,478)	(221,738)
Class C	(452,696)	(849,840)
Class Z	(1,026,046)	(1,924,614)

	(3,932,563)	(8,470,532)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	21,259,911	40,251,226
Net asset value of shares issued in reinvestment of dividends	2,982,235	6,457,011
Cost of shares reacquired	(16,470,980)	(42,099,103)

Net increase in net assets from Fund share transactions	7,771,166	4,609,134

Total increase	11,234,560	1,389,350

Net Assets:
Beginning of period	215,420,767	214,031,417

End of period(a)	$226,655,327	$215,420,767

(a) Includes undistributed net investment income of:	$432,487	$418,934

See Notes to Financial Statements.

Prudential California Muni Income Fund	23

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 6—Prudential California Muni Income Fund (the “Fund”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was organized as a Massachusetts business trust on May 18, 1984. The Fund commenced investment operations on December 3, 1990. The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

24

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential California Muni Income Fund	25

Notes to Financial Statements (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for

26

financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented on the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund may invest in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended February 29, 2016, the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate

Prudential California Muni Income Fund	27

Notes to Financial Statements (continued)

bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from the registration requirements under Rule 144A of the Securities Act of 1933.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government), held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses), are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and payment is made monthly. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

28

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50% of the Fund’s average daily net assets for the six months ended February 29, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, Class B and Class C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, .50% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

Prudential California Muni Income Fund	29

Notes to Financial Statements (continued)

PIMS has advised the Fund that it received $68,231 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 29, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that, for the six months ended February 29, 2016, it received $3,201 and $2,280 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PGIM, Inc. and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended February 29, 2016, were $25,360,881 and $22,259,933, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2016 were as follows:

Tax Basis	$201,983,346

Appreciation	20,498,223
Depreciation	(1,495,712)

Net Unrealized Appreciation	$19,002,511

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes.

30

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

As of August 31, 2015, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$2,653,000

Pre-Enactment Losses:
Expiring 2019	$926,000

The Fund elected to treat post-October capital losses of approximately $41,000 as having been incurred in the following fiscal year (August 31, 2016).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

Prudential California Muni Income Fund	31

Notes to Financial Statements (continued)

The Fund is permitted to issue an unlimited number of full and fractional shares in separate series, currently designated as the Prudential California Muni Income Fund. The Prudential California Muni Income Fund is authorized to issue an unlimited number of shares, divided into four classes, designated Class A, Class B, Class C and Class Z.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 29, 2016:
Shares sold	529,612	$5,752,873
Shares issued in reinvestment of dividends and distributions	185,380	2,010,213
Shares reacquired	(638,993)	(6,912,250)

Net increase (decrease) in shares outstanding before conversion	75,999	850,836
Shares issued upon conversion from other share class(es)	9,909	106,239
Shares reacquired upon conversion into other share class(es)	(176,579)	(1,903,154)

Net increase (decrease) in shares outstanding	(90,671)	$(946,079)

Year ended August 31, 2015:
Shares sold	832,282	$9,045,782
Shares issued in reinvestment of dividends and distributions	430,563	4,683,330
Shares reacquired	(2,206,561)	(23,855,936)

Net increase (decrease) in shares outstanding before conversion	(943,716)	(10,126,824)
Shares issued upon conversion from other share class(es)	68,491	742,440
Shares reacquired upon conversion into other share class(es)	(156,615)	(1,682,638)

Net increase (decrease) in shares outstanding	(1,031,840)	$(11,067,022)

Class B
Six months ended February 29, 2016:
Shares sold	5,186	$56,605
Shares issued in reinvestment of dividends and distributions	6,248	67,767
Shares reacquired	(14,438)	(155,499)

Net increase (decrease) in shares outstanding before conversion	(3,004)	(31,127)
Shares reacquired upon conversion into other share class(es)	(9,904)	(106,239)

Net increase (decrease) in shares outstanding	(12,908)	$(137,366)

Year ended August 31, 2015:
Shares sold	1,711	$18,671
Shares issued in reinvestment of dividends and distributions	15,510	168,783
Shares reacquired	(66,031)	(719,393)

Net increase (decrease) in shares outstanding before conversion	(48,810)	(531,939)
Shares reacquired upon conversion into other share class(es)	(68,460)	(742,395)

Net increase (decrease) in shares outstanding	(117,270)	$(1,274,334)

32

Class C	Shares	Amount
Six months ended February 29, 2016:
Shares sold	655,119	$7,119,249
Shares issued in reinvestment of dividends and distributions	33,968	368,605
Shares reacquired	(167,163)	(1,808,645)

Net increase (decrease) in shares outstanding before conversion	521,924	5,679,209
Shares reacquired upon conversion into other share class(es)	(1,954)	(20,988)

Net increase (decrease) in shares outstanding	519,970	$5,658,221

Year ended August 31, 2015:
Shares sold	888,312	$9,674,907
Shares issued in reinvestment of dividends and distributions	62,407	678,329
Shares reacquired	(357,337)	(3,871,037)

Net increase (decrease) in shares outstanding before conversion	593,382	6,482,199
Shares reacquired upon conversion into other share class(es)	(41,164)	(446,445)

Net increase (decrease) in shares outstanding	552,218	$6,035,754

Class Z
Six months ended February 29, 2016:
Shares sold	765,575	$8,331,184
Shares issued in reinvestment of dividends and distributions	49,351	535,650
Shares reacquired	(700,574)	(7,594,586)

Net increase (decrease) in shares outstanding before conversion	114,352	1,272,248
Shares issued upon conversion from other share class(es)	178,410	1,924,142

Net increase (decrease) in shares outstanding	292,762	$3,196,390

Year ended August 31, 2015:
Shares sold	1,978,306	$21,511,866
Shares issued in reinvestment of dividends and distributions	85,201	926,569
Shares reacquired	(1,257,836)	(13,652,737)

Net increase (decrease) in shares outstanding before conversion	805,671	8,785,698
Shares issued upon conversion from other shares class(es)	197,704	2,129,083
Shares reacquired upon conversion into other share class(es)	(4)	(45)

Net increase (decrease) in shares outstanding	1,003,371	$10,914,736

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of 0.11% of the unused portion of the SCA. Prior to October 8, 2015, the Fund had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 29, 2016.

Prudential California Muni Income Fund	33

Notes to Financial Statements (continued)

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

34

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016(a)		2015	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.74		$10.89	$10.18	$11.04	$10.37	$10.70
Income (loss) from investment operations:
Net investment income	.20		.42	.43	.43	.45	.46
Net realized and unrealized gain (loss) on investment transactions	.18		(.14)	.74	(.86)	.67	(.32)
Total from investment operations	.38		.28	1.17	(.43)	1.12	.14
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.43)	(.46)	(.43)	(.45)	(.47)
Net asset value, end of period	$10.92		$10.74	$10.89	$10.18	$11.04	$10.37
Total Return(b):	3.54%		2.54%	11.68%	(4.15)%	11.06%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$131,053		$129,942	$143,019	$143,901	$157,985	$153,302
Average net assets (000)	$129,070		$140,055	$141,409	$161,292	$156,959	$158,860
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement(c)	.94%	(e)	.94%	.93%	.91%	.92%	.92%
Expenses before waivers and/or expense reimbursement(c)	.94%	(e)	.97%	.98%	.96%	.97%	.97%
Net investment income	3.69%	(e)	3.80%	4.07%	3.93%	4.21%	4.55%
Portfolio turnover rate(d)	10%	(f)	10%	14%	21%	18%	11%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 waiver was terminated.
(d)	The portfolio turnover rate including variable rate demand notes was 10%, 13%, 20%, 42%, 35%, and 27% for the six months ended February 29, 2016 and for the years ended August 31, 2015, 2014, 2013, 2012, and 2011, respectively.
(e)	Annualized
(f)	Not annualized

See Notes to Financial Statements.

Prudential California Muni Income Fund	35

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016(a)		2015	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.74		$10.89	$10.18	$11.04	$10.37	$10.70
Income (loss) from investment operations:
Net investment income	.19		.40	.41	.40	.43	.44
Net realized and unrealized gain (loss) on investment transactions	.17		(.15)	.73	(.86)	.67	(.33)
Total from investment operations	.36		.25	1.14	(.46)	1.10	.11
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.40)	(.43)	(.40)	(.43)	(.44)
Net asset value, end of period	$10.92		$10.74	$10.89	$10.18	$11.04	$10.37
Total Return(b):	3.41%		2.29%	11.40%	(4.39)%	10.78%	1.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,160		$5,217	$6,568	$6,650	$6,453	$6,688
Average net assets (000)	$5,083		$6,041	$6,480	$7,061	$6,552	$6,627
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.19%	(d)	1.19%	1.18%	1.16%	1.17%	1.17%
Expenses before waivers and/or expense reimbursement	1.19%	(d)	1.19%	1.18%	1.16%	1.17%	1.17%
Net investment income	3.44%	(d)	3.55%	3.81%	3.69%	3.96%	4.30%
Portfolio turnover rate(c)	10%	(e)	10%	14%	21%	18%	11%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The portfolio turnover rate including variable rate demand notes was 10%, 13%, 20%, 42%, 35%, and 27% for the six months ended February 29, 2016 and for the years ended August 31, 2015, 2014, 2013, 2012, and 2011, respectively.
(d)	Annualized
(e)	Not annualized

See Notes to Financial Statements.

36

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016(a)		2015	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.74		$10.89	$10.18	$11.04	$10.37	$10.70
Income (loss) from investment operations:
Net investment income	.16		.33	.35	.35	.37	.40
Net realized and unrealized gain (loss) on investment transactions	.18		(.13)	.74	(.87)	.67	(.33)
Total from investment operations	.34		.20	1.09	(.52)	1.04	.07
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.35)	(.38)	(.34)	(.37)	(.40)
Net asset value, end of period	$10.92		$10.74	$10.89	$10.18	$11.04	$10.37
Total Return(b):	3.16%		1.79%	10.85%	(4.86)%	10.24%	.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,121		$28,973	$23,365	$22,315	$22,212	$17,526
Average net assets (000)	$31,133		$26,988	$21,725	$24,809	$20,195	$17,612
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.69%	(d)	1.69%	1.68%	1.66%	1.67%	1.58%
Expenses before waivers and/or expense reimbursement	1.69%	(d)	1.69%	1.68%	1.66%	1.67%	1.67%
Net investment income	2.95%	(d)	3.05%	3.31%	3.19%	3.46%	3.88%
Portfolio turnover rate(c)	10%	(e)	10%	14%	21%	18%	11%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The portfolio turnover rate including variable rate demand notes was 10%, 13%, 20%, 42%, 35%, and 27% for the six months ended February 29, 2016 and for the years ended August 31, 2015, 2014, 2013, 2012, and 2011, respectively.
(d)	Annualized
(e)	Not annualized

See Notes to Financial Statements.

Prudential California Muni Income Fund	37

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,
	2016(a)		2015	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.75		$10.90	$10.18	$11.05	$10.38	$10.71
Income (loss) from investment operations:
Net investment income	.21		.44	.46	.46	.48	.49
Net realized and unrealized gain (loss) on investment transactions	.17		(.14)	.74	(.88)	.67	(.32)
Total from investment operations	.38		.30	1.20	(.42)	1.15	.17
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.45)	(.48)	(.45)	(.48)	(.50)
Net asset value, end of period	$10.92		$10.75	$10.90	$10.18	$11.05	$10.38
Total Return(b):	3.57%		2.81%	12.06%	(3.99)%	11.34%	1.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55,321		$51,290	$41,079	$36,435	$31,332	$23,932
Average net assets (000)	$52,562		$46,389	$35,062	$43,284	$26,847	$19,328
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.69%	(d)	.69%	.68%	.66%	.67%	.67%
Expenses before waivers and/or expense reimbursement	.69%	(d)	.69%	.68%	.66%	.67%	.67%
Net investment income	3.95%	(d)	4.05%	4.30%	4.18%	4.46%	4.79%
Portfolio turnover rate(c)	10%	(e)	10%	14%	21%	18%	11%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The portfolio turnover rate including variable rate demand notes was 10%, 13%, 20%, 42%, 35%, and 27% for the six months ended February 29, 2016 and for the years ended August 31, 2015, 2014, 2013, 2012, and 2011, respectively.
(d)	Annualized
(e)	Not annualized

See Notes to Financial Statements.

38

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential California Muni Income Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CALIFORNIA MUNI INCOME FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	74440X100	74440X209	74440X308	74440X407

MF146E2    0290821-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

 applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)    (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 18, 2016